Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Schedule II Valuation and Qualifying Accounts

Schedule II Valuation and Qualifying Accounts

	Balance at beginning of period	Addition- charged to income	Deduction bad debts written off	Translation adjustments and other	Balance at end of period
	(Millions of yen)
Year ended December 31, 2016:
Allowance for doubtful receivables
Trade receivables	12,077	1,460	(1,824)	(638)	11,075
Finance receivables	2,878	398	(978)	27	2,325
Year ended December 31, 2015:
Allowance for doubtful receivables
Trade receivables	12,122	2,180	(1,745)	(480)	12,077
Finance receivables	6,276	55	(1,343)	(2,110)	2,878
Year ended December 31, 2014:
Allowance for doubtful receivables
Trade receivables	12,730	878	(2,236)	750	12,122
Finance receivables	7,323	154	(1,171)	(30)	6,276